Commitments, Contingent Liabilities and Other Tax Matters (Tables)	12 Months Ended
Dec. 31, 2011
Commitments, Contingent Liabilities and Other Matters
Schedule of future minimum lease payments due under non-cancellable operating leases

Fiscal year ending:	Total
(in thousands)
2012	$6,670
2013	5,135
2014	3,962
2015	2,800
2016	2,164
Thereafter	2,741

Total	$23,472